Long Term Debt - Summary of Future Amortization of Debt Issuance Costs and Original Issue Discount (Detail) - 2016 Credit Agreement $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 6,052
2022	6,453
2023	3,528
2024	3,961
Total	$ 19,994